Risk management policies - Committed Facilities (Details) € in Millions, £ in Millions, $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Disclosure of detailed information about borrowings [line items]
Total committed facilities available			£ 6,352.7
Drawn down facilities			4,389.0
Undrawn committed credit facilities			1,963.7	£ 2,069.0	£ 1,847.5
£ bonds £400m (2.875% 2046)
Disclosure of detailed information about borrowings [line items]
Bond amount	$ 400		£ 400.0
Average interest rate	2.875%	2.875%	2.875%
Total committed facilities available			£ 400.0
US bond $220m (5.625% 2043)
Disclosure of detailed information about borrowings [line items]
Bond amount | $	$ 220
Average interest rate	5.625%	5.625%	5.625%
Total committed facilities available			£ 172.7
US bond $93m (5.125% 2042)
Disclosure of detailed information about borrowings [line items]
Bond amount | $	$ 93
Average interest rate	5.125%	5.125%	5.125%
Total committed facilities available			£ 72.9
£ bonds £250m (3.75% 2032)
Disclosure of detailed information about borrowings [line items]
Bond amount			£ 250.0
Average interest rate	3.75%	3.75%	3.75%
Total committed facilities available			£ 250.0
Eurobonds €600m (1.625% 2030)
Disclosure of detailed information about borrowings [line items]
Bond amount | €		€ 600
Average interest rate	1.625%	1.625%	1.625%
Total committed facilities available			£ 520.2
Eurobonds €750m (4.125% 2028)
Disclosure of detailed information about borrowings [line items]
Bond amount | €		€ 750
Average interest rate	4.125%	4.125%	4.125%
Total committed facilities available			£ 650.2
Eurobonds €750m (2.375% 2027)
Disclosure of detailed information about borrowings [line items]
Bond amount			£ 750.0
Average interest rate	2.375%	2.375%	2.375%
Total committed facilities available			£ 650.2
Eurobonds €750m (2.25% 2026)
Disclosure of detailed information about borrowings [line items]
Bond amount | €		€ 750
Average interest rate	2.25%	2.25%	2.25%
Total committed facilities available			£ 650.2
Bank revolver ($2,500m 2026)
Disclosure of detailed information about borrowings [line items]
Bond amount | $	$ 2,500
Total committed facilities available			£ 1,963.7
Eurobonds €500m (1.375% 2025)
Disclosure of detailed information about borrowings [line items]
Bond amount | €		€ 500
Average interest rate	1.375%	1.375%	1.375%
Total committed facilities available			£ 433.5
US bond $750m (3.75% 2024)
Disclosure of detailed information about borrowings [line items]
Bond amount | $	$ 750
Average interest rate	3.75%	3.75%	3.75%
Total committed facilities available			£ 589.1
2024
Disclosure of detailed information about borrowings [line items]
Total committed facilities available			589.1
Drawn down facilities			589.1
2024 | US bond $750m (3.75% 2024)
Disclosure of detailed information about borrowings [line items]
Total committed facilities available			589.1
2025
Disclosure of detailed information about borrowings [line items]
Total committed facilities available			433.5
Drawn down facilities			433.5
2025 | Eurobonds €500m (1.375% 2025)
Disclosure of detailed information about borrowings [line items]
Total committed facilities available			433.5
2026
Disclosure of detailed information about borrowings [line items]
Total committed facilities available			2,613.9
Drawn down facilities			650.2
2026 | Eurobonds €750m (2.25% 2026)
Disclosure of detailed information about borrowings [line items]
Total committed facilities available			650.2
2026 | Bank revolver ($2,500m 2026)
Disclosure of detailed information about borrowings [line items]
Total committed facilities available			1,963.7
2027
Disclosure of detailed information about borrowings [line items]
Total committed facilities available			650.2
Drawn down facilities			650.2
2027 | Eurobonds €750m (2.375% 2027)
Disclosure of detailed information about borrowings [line items]
Total committed facilities available			650.2
2028
Disclosure of detailed information about borrowings [line items]
Total committed facilities available			2,066.0
Drawn down facilities			2,066.0
2028 | £ bonds £400m (2.875% 2046)
Disclosure of detailed information about borrowings [line items]
Total committed facilities available			400.0
2028 | US bond $220m (5.625% 2043)
Disclosure of detailed information about borrowings [line items]
Total committed facilities available			172.7
2028 | US bond $93m (5.125% 2042)
Disclosure of detailed information about borrowings [line items]
Total committed facilities available			72.9
2028 | £ bonds £250m (3.75% 2032)
Disclosure of detailed information about borrowings [line items]
Total committed facilities available			250.0
2028 | Eurobonds €600m (1.625% 2030)
Disclosure of detailed information about borrowings [line items]
Total committed facilities available			520.2
2028 | Eurobonds €750m (4.125% 2028)
Disclosure of detailed information about borrowings [line items]
Total committed facilities available			£ 650.2